Fair Value Measurement - Non-recurring Basis (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Reconciliation of the fair value measurements using significant unobservable inputs
Impairment charge	$ 249,935,000	$ 24,074,000	$ 4,747,000
Write-down of goodwill	0	10,600,000	0
Non-recurring
Reconciliation of the fair value measurements using significant unobservable inputs
Write-down of goodwill	$ 0	10,600,000	0
Significant Unobservable Inputs (Level 3)
Reconciliation of the fair value measurements using significant unobservable inputs
Valuation technique	us-gaap:ValuationTechniqueDiscountedCashFlowMember
Measurement input	us-gaap:MeasurementInputMarketInterestRatesMember
Significant Unobservable Inputs (Level 3) | Non-recurring | Minimum
Reconciliation of the fair value measurements using significant unobservable inputs
Discount rate (as a percent) | item	0.12
Significant Unobservable Inputs (Level 3) | Non-recurring | Maximum
Reconciliation of the fair value measurements using significant unobservable inputs
Discount rate (as a percent) | item	0.23
Significant Unobservable Inputs (Level 3) | Non-recurring | Certain investments under cost method and equity method were measured using significant unobservable inputs
Reconciliation of the fair value measurements using significant unobservable inputs
Impairment charge			$ 4,700,000
Impairment charge	$ 230,900,000	23,600,000
Carrying value of impaired investments	$ 77,500,000	$ 2,500,000